BUSINESS COMBINATIONS - Acquisition of Belatrix (Details) - USD ($) $ in Thousands				12 Months Ended
		Oct. 16, 2020	Aug. 09, 2019	Dec. 31, 2021		Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2019	Aug. 01, 2019
Disclosure of detailed information about business combination [line items]
Closing cash payment	[2]			$ 161,107	[1]	$ 84,643		$ 103,978
Other financial liabilities				113,927
Loss on remeasurement of contingent consideration				$ 204
Belatrix
Disclosure of detailed information about business combination [line items]
Closing cash payment			$ 61,468
Common stock, value, subscriptions			$ 5,000
Period prior to closing of each share subscription			60 days
Period prior to closing date			2 days
Earn-out liability							$ 3,000
Other financial liabilities								$ 4,097	$ 2,091
Consideration payment to be expensed									$ 909
Loss on remeasurement of contingent consideration						$ 3,633
Earn-out payment		$ 6,305

[1]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)